Provisions for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Provisions for Loan Losses
Summary of provisions for loan losses

	Loans and	Loans to customers as of December 31, 2015
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Total	Financial Guarantees	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	(53,946)	—	—	(53,946)	(3,723)	(57,669)
Group provisions	—	(40,094)	(8,537)	(204,225)	(252,856)	(1,413)	(254,269)

Provisions established net	—	(94,040)	(8,537)	(204,225)	(306,802)	(5,136)	(311,938)

Provisions released:
Individual provisions	463	—	—	—	—	12,304	12,767
Group provisions	—	—	—	—	—	—	—

Provisions released net	463	—	—	—	—	12,304	12,767

Recovery of written-off assets	—	18,011	1,895	33,043	52,949	—	52,949

Provisions net allowances for credit risk	463	(76,029)	(6,642)	(171,182)	(253,853)	7,168	(246,222)

	Loans and	Loans to customers as of December 31, 2016
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Total	Financial Guarantees	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	—	—	—	—	(5,944)	(5,944)
Group provisions	—	(45,462)	(6,932)	(261,838)	(314,232)	—	(314,232)

Provisions established net	—	(45,462)	(6,932)	(261,838)	(314,232)	(5,944)	(320,176)

Provisions released:
Individual provisions	94	7,924	—	—	7,924	2,575	10,593
Group provisions	—	—	—	—	—	3,478	3,478

Provisions released net	94	7,924	—	—	7,924	6,053	14,071

Recovery of written-off assets	—	13,017	2,350	31,475	46,842	—	46,842

Provisions net allowances for credit risk	94	(24,521)	(4,582)	(230,363)	(259,466)	109	(259,263)

	Loans and	Loans to customers as of December 31, 2017
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Total	Financial Guarantees	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(5)	—	—	—	—	—	(5)
Group provisions	—	(47,837)	(4,361)	(247,810)	(300,008)	(3,131)	(303,139)

Provisions established net	(5)	(47,837)	(4,361)	(247,810)	(300,008)	(3,131)	(303,144)

Provisions released:
Individual provisions	—	28,571	—	—	28,571	3,841	32,412
Group provisions	—	—	—	—	—	—	—

Provisions released net	—	28,571	—	—	28,571	3,841	32,412

Recovery of written-off assets	—	13,750	3,246	32,481	49,477	—	49,477

Provisions net allowances for credit risk	(5)	(5,516)	(1,115)	(215,329)	(221,960)	710	(221,255)